Equity-Based Compensation And Payments - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-voting ordinary shares of 2degrees common stock authorized for issuance		30,000,000
Weighted-average grant date fair value of option granted		$ 0.39	$ 0.35	$ 0.33
Total intrinsic value of options redeemed or exercised		$ 1,200	$ 200	$ 0
Equity-classified exercisable options settled	2,250,000	2,575,000
Equity-based compensation		$ 2,706	1,309	$ 1,895
Unrecognized compensation costs, option		1,900
Unrecognized compensation costs		$ 1,500
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, requisite service period		3 years
Weighted-average period to recognize award		1 year 3 months 18 days
Employee Stock Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, partial payment per share required at the grant date by certain participants		$ 0.01
Employee Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, partial payment per share required at the grant date by certain participants		$ 0.10
Employee Stock Option | Other current liabilities and accrued expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Liability-classified awards		$ 300	400
Equity Classified Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2degrees Option Plan Options granted and outstanding		26,400,000
Liability Classified Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2degrees Option Plan Options granted and outstanding		3,600,000
Liability Classified Awards | Board of Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2degrees Option Plan Options granted and outstanding				4,300,000
Payment related to Liability-classified awards		$ 800
Liability Classified Awards | Other current liabilities and accrued expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Liability-classified awards		$ 2,900	$ 1,900
Liability Classified Awards | Other current liabilities and accrued expenses | Board of Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Liability-classified awards				$ 1,300
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period to recognize award		4 years
Unrecognized compensation costs		1,725
Restricted Stock Units (RSUs) [Member] | One-fourth vesting on each anniversary date of the award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years